Finance income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income [Abstract]
Bank interest income	£ 5,681	£ 26	£ 110
Finance income	£ 5,681	£ 26	£ 110